UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-09253
Wells Fargo Funds Trust
(Exact name of registrant as specified in charter)
525 Market St., San Francisco, CA 94105
(Address of principal executive offices) (Zip code)
C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	December 31, 2010
Date of reporting period:	December 31, 2010

ITEM 1. REPORT TO SHAREHOLDERS

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM

▪	Series G

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Contents

Performance Highlights	2

Fund Expenses	6

Portfolio of Investments	7

Financial Statements
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12

Notes to Financial Statements	14

Report of Independent Registered Public Accounting Firm	19

Other Information	20

List of Abbreviations	24
The views expressed are as of December 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Managed Account CoreBuilder Shares — Series G.

NOT FDIC INSURED   ▪   NO BANK GUARANTEE   ▪   MAY LOSE VALUE

2 Wells Fargo Managed Account CoreBuilder Shares — Series G	Performance Highlights (Unaudited)
Wells Fargo Managed Account CoreBuilder Shares — Series G
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGER
Michael J. Bray, CFA
FUND INCEPTION
April 15, 2008
PERFORMANCE SUMMARY
12 MONTH TOTAL RETURN AS OF DECEMBER 31, 2010

Series G	6.53%

Barclays Capital U.S. Securitized Index[1]	6.52%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-800-368-0627.

1.	The Barclays Capital U.S. Securitized Index is an unmanaged composite of asset-backed securities, collateralized mortgage-backed securities (ERISA-eligible) and fixed rate mortgage-backed securities. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Managed Account CoreBuilder Shares — Series G for the life of the Fund with the Barclays Capital U.S. Securitized Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares — Series G 3
Wells Fargo Managed Account CoreBuilder Shares — Series G (continued)
MANAGER’S DISCUSSION
Fund highlights
▪	The Fund performed in line with its benchmark over the 12-month period that ended December 31, 2010, benefiting from overweights in commercial mortgage-backed securities (CMBS) and asset-backed securities (ABS).

▪	Our holdings in Government National Mortgage Association (GNMA) project loans and Federal National Mortgage Association (FNMA) delegated, underwriting, and servicing (DUS) bonds added incremental income to the Fund.

▪	We were overweight in higher-coupon mortgage-backed securities (MBS), which added to relative performance.

▪	Our underweight of MBS pass-throughs detracted from performance, as they performed well late in the period.
Government securities performed positively despite a late-period decline in U.S. Treasury prices
For much of the period, U.S. Treasuries generally rallied, as did the bulk of the broad fixed-income markets, including the government securities market. The lower-rated, investment-grade credit tiers outperformed the highest-rated investment-grade credit tiers, as higher yields in the BBB-rated and A-rated4 credit tiers increasingly attracted investors seeking higher levels of income. CMBS was the best-performing structured products sector during the period, significantly outperforming U.S. Treasuries, agencies, ABS, and MBS, as spreads continued to tighten over the period. U.S. Treasuries performed strongly until the final months of the period, which saw a sharp shift higher in Treasury yields and a steepening of the yield curve. On the whole, the ABS sector and MBS sector generated returns comparable to those of Treasuries over the period; however, subsectors within each of these structured product sectors offered opportunities for excess returns.
Despite the Treasury rally’s reversal in November and December 2010, higher-spread structured products sectors continued to perform well. CMBS spreads narrowed significantly, tightening by more than 200 basis points (100 basis points equals one percentage point) over the period and continuing to tighten over the final months. MBS spreads (spread is the difference between a security’s yield and an equivalent U.S. Treasury’s yield) demonstrated

3.	Portfolio allocation is subject to change and is calculated based on the total investments of the Fund.

4.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest).Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

4 Wells Fargo Managed Account CoreBuilder Shares — Series G	Performance Highlights (Unaudited)
Wells Fargo Managed Account CoreBuilder Shares — Series G (continued)
volatility during the period, significantly widening from single-digit levels in July to more than 80 basis points in September. However, over the final three months, MBS spreads cut in half again to the 40-basis-point range. ABS spreads modestly tightened during the period by about 20 basis points to a level of around 80 basis points. In our opinion, these trends in the structured products sectors may continue, as investors’ appetite for risk appeared to improve with increasing economic optimism and extended monetary policy support late in the period.
Positive relative value for the Fund came from specific structured products.
Our duration positioning for much of the quarter was neutral with that of the benchmark, though we moved tactically shorter at various points, including the final months of the period. We also employed tactical shifts in Treasury exposure during the period to capture value from heightened volatility. These tactical moves added value at various stages, particularly in November and December, when we positioned the Fund for declining values in the Treasury market.
Our yield-curve positioning was fairly neutral through most of the period, with some tactical positioning for flattening of the curve through overweights of the long end. During the Treasury rallies, the positioning for flattening added to performance; however, when Treasury yields rose late in the period, this positioning detracted from value. Overall, the Fund’s yield-curve positioning was a positive contributor to performance for much of the period.
The Fund’s sector and individual security selections were positive contributors to performance during the period. Our holdings in CMBS were the most significant contributors, particularly our overweights in mezzanine tranches within the super-senior structured deals. Other contributors included our allocation of other securitized products, such as GNMA project loans and FNMA DUS bonds, which added compelling levels of incremental income during the period. The Fund also benefited from overweights in AAA-rated credit card ABS and auto loan ABS. However, our underweight of MBS pass-throughs was a significant detractor, as spreads continued to tighten even after the Fed’s MBS purchase program ended in March. By July, MBS spreads had tightened to nearly zero, and our underweight during that period restrained relative performance. Within the MBS allocation, an underweight to GNMA further detracted. However, our overweight of higher-coupon MBS added relative value at times throughout the period, as did tactical trading across the coupon stack.
Signs of economic optimism surfaced late in the period, along with further monetary policy intervention.
The Federal Reserve (the Fed) announced another round of massive quantitative easing in November, amounting to $600 billion in U.S. Treasury purchases over an eight-month period. The effect on the government securities sector was mixed, as U.S. Treasury yields, somewhat counterintuitively, increased, and ABS spreads modestly widened. However, the Fed’s influence, coupled with growing economic optimism, appeared to have a beneficial impact on the riskier, higher-yielding areas of the government-related market, including CMBS and other securitized products. In our opinion, relative-value opportunities were available in several areas of the securitized sectors and from tactical trading across the MBS coupon stack. The Fund’s performance benefited from our focus on capturing value from these types of opportunity sets.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares — Series G 5
Wells Fargo Managed Account CoreBuilder Shares — Series G (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2010)

	Inception Date	6 Months*	1 Year	Life of Fund
Series G	04/15/2008	1.50	6.53	7.23

Barclays Capital U.S. Securitized Index[1]		1.39	6.52	6.38

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to the shares of the Fund.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

6 Wells Fargo Managed Account CoreBuilder Shares — Series G	Fund Expenses (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2010 to December 31, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio
Actual	$1,000.00	$1,014.98	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.48	$0.00	0.00%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period.)

Portfolio of Investments—December 31, 2010	Wells Fargo Managed Account CoreBuilder Shares — Series G 7

Principal	Security Name	Interest Rate	Maturity Date	Value
Agency Securities: 101.79%

Federal Home Loan Mortgage Corporation: 4.20%
$75,000	FHLMC #3748 D(o)	4.00%	11/15/2039	$72,955
66,218	FHLMC #A77459	7.50	05/01/2038	74,667
49,456	FHLMC #A93454	5.00	08/01/2040	51,900
149,279	FHLMC #F60001	4.50	01/01/2024	155,997
69,428	FHLMC Series R008 Class FK±	0.66	07/15/2023	69,559
111,199	FHLMC Series T-42 Class A5	7.50	02/25/2042	130,089
76,568	FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	4.06	07/25/2043	77,062
76,126	FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	4.00	10/25/2043	78,767

				710,996

Federal National Mortgage Association: 85.49%
141,000	FNMA%%	5.50	09/25/2019	151,575
425,000	FNMA%%	5.00	04/25/2019	450,899
425,000	FNMA%%	4.00	10/25/2023	437,684
140,000	FNMA%%	3.50	08/25/2025	140,963
2,435,000	FNMA%%	5.50	03/25/2035	2,605,070
1,815,000	FNMA%%	6.00	08/25/2035	1,972,678
32,125	FNMA #256986	7.00	11/01/2037	35,954
156,218	FNMA #257307	6.00	08/01/2038	169,942
97,011	FNMA #460207	5.60	11/01/2013	96,931
101,827	FNMA #461110	4.62	07/01/2013	107,120
98,177	FNMA #462846	4.15	07/01/2014	104,551
167,830	FNMA #464369	3.32	02/01/2015	174,339
29,865	FNMA #464495	4.68	02/01/2020	31,299
100,000	FNMA #466658	3.53	12/01/2020	96,828
50,000	FNMA #466734	3.64	12/01/2020	48,758
40,000	FNMA #466906	4.14	12/01/2020	40,238
134,888	FNMA #888707	7.50	10/01/2037	153,382
71,871	FNMA #934370	5.50	08/01/2038	77,447
206,394	FNMA #941312	6.50	07/01/2037	231,299
49,621	FNMA #976190	7.50	05/01/2038	56,232
159,086	FNMA #987853	5.50	08/01/2038	171,429
166,950	FNMA #995591	7.00	03/01/2024	182,297
538,974	FNMA #AB1469	4.50	09/01/2040	553,744
793,144	FNMA #AD7136	5.00	07/01/2040	834,408
1,519,907	FNMA #AD9194(o)	5.00	08/01/2040	1,598,982
703,298	FNMA #AE0113	4.00	07/01/2040	700,544
222,039	FNMA #AE2084	4.50	08/01/2025	233,280
1,514,350	FNMA #AE3049	4.50	09/01/2040	1,555,850
45,000	FNMA #AE6219	4.00	12/01/2040	44,811
1,090,000	FNMA #AH0313(o)	4.00	12/01/2040	1,085,418
52,381	FNMA Series 2005-W4 Class 3A±	3.63	06/25/2035	53,830
44,985	FNMA Series 2010-74 Class FG±	0.49	03/25/2037	44,980
119,151	FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	140,449
90,195	FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	106,318

				14,489,529

Government National Mortgage Association: 12.10%
485,680	GNMA #4747	5.00	07/20/2040	516,619
2,710,923	GNMA Series 2002-53 Class IO(c)±	0.75	04/16/2042	42,433
125,000	GNMA Series 2004-10 Class C	4.67	07/16/2031	134,713
37,346	GNMA Series 2005-90 Class A	3.76	09/16/2028	38,559
190,803	GNMA Series 2006-3 Class A	4.21	01/16/2028	194,385
88,915	GNMA Series 2007-12 Class A	3.96	06/16/2031	92,536
27,734	GNMA Series 2007-69 Class TA±(o)	4.44	06/16/2031	28,171
165,000	GNMA Series 2007-75 Class B	5.05	10/16/2014	179,583
3,845,571	GNMA Series 2008-22 Class XM IO(c)±	0.93	02/16/2050	168,353

8 Wells Fargo Managed Account CoreBuilder Shares — Series G	Portfolio of Investments—December 31, 2010

Principal	Security Name		Interest Rate	Maturity Date	Value
Government National Mortgage Association (continued)
$135,000	GNMA Series 2008-86 Class D		5.46%	04/16/2040	$143,542
55,545	GNMA Series 2010-105 Class QF±		0.61	04/20/2039	55,565
440,000	GNMA%%		4.50	11/20/2039	456,953

					2,051,412

Total Agency Securities (Cost $17,194,101)					17,251,937

Asset Backed Securities: 1.98%
165,000	Chase Issuance Trust Series 2009-A3 Class A3		2.40	06/17/2013	166,369
90,000	Discover Card Master Trust Series 2008-A3 Class A3		5.10	10/15/2013	91,192
70,000	Discover Card Master Trust Series 2008-A4 Class A4		5.65	12/15/2015	77,208

Total Asset Backed Securities (Cost $325,540)					334,769

Collateralized Mortgage Obligations: 8.74%
130,000	Bear Stearns Commercial Mortgage Securities Series 2007-T28 Class AAB		5.75	09/11/2042	139,415
100,000	Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4		4.58	10/15/2037	101,665
120,000	Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4		5.76	06/10/2046	131,205
17,039	GMAC Commercial Mortgage Securities Incorporated Series 2002-C2 Class A2		5.39	10/15/2038	17,203
65,000	JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4		5.44	06/12/2047	68,115
100,000	Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A3		4.55	02/15/2030	101,692
127,939	Lehman Brothers-UBS Commercial Mortgage Trust Series 2003-C8 Class A3		4.83	11/15/2027	130,892
90,000	Lehman Brothers-UBS Commercial Mortgage Trust Series 2006-C1 Class A4		5.16	02/15/2031	96,136
90,000	Merrill Lynch/Countrywide Commercial Mortgage Pass-Through Certificates Series 2006-4 Class A3		5.17	12/12/2049	93,153
105,000	Morgan Stanley Capital I Series 2004-T15 Class A4±		5.27	06/13/2041	112,469
131,000	Morgan Stanley Capital I Series 2006-HQ8 Class A4±		5.39	03/12/2044	141,005
120,000	Morgan Stanley Capital I Series 2007-IQ16 Class A4		5.81	12/12/2049	128,223
200,000	TIAA Real Estate CDO Limited Series 2007-C4 Class A3±		6.05	08/15/2039	219,848

Total Collateralized Mortgage Obligations (Cost $1,385,946)					1,481,021

Shares			Yield
Short-Term Investments: 23.40%

Investment Companies: 23.11%
3,916,254	Wells Fargo Advantage Government Money Market Fund(o)(u)(l)		0.02		3,916,254

Principal			Interest Rate	Maturity Date

US Treasury Bills: 0.29%
$50,000	US Treasury Bill^#		0.13	03/24/2011	49,985

Total Short-Term Investments (Cost $3,966,239)					3,966,239

Total Investments in Securities
(Cost $22,871,826)*		135.91%			23,033,966

Other Assets and Liabilities, Net		(35.91)%			(6,086,057)

Total Net Assets		100.00%			$16,947,909

(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

^	Zero coupon securities. Interest rate presented is yield to maturity.

(o)	Security pledged as collateral for when-issued (TBA) and/or delayed delivery securities.

%%	Securities issued on a when-issued (TBA) and/or delayed delivery basis.

±	Variable rate investments.

#	All or a portion of this security is segregated as collateral for futures investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $22,871,826 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$304,540
Gross unrealized depreciation	(142,400)

Net unrealized appreciation	$162,140
The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2010	Wells Fargo Managed Account CoreBuilder Shares — Series G 9

Assets
Investments
In unaffiliated securities, at value	$19,117,712
In affiliated securities, at value	3,916,254

Total investments at, value (see cost below)	23,033,966
Cash	2,938
Receivable for investments sold	85,294
Receivable for interest	67,906
Other assets	11,544

Total assets	23,201,648

Liabilities
Dividends payable	46,071
Payable for investments purchased	6,202,309
Payable for daily variation margin on open futures contracts	5,359

Total liabilities	6,253,739

Total net assets	$16,947,909

NET ASSETS CONSIST OF
Paid-in capital	$16,766,197
Undistributed net investment income	11,437
Accumulated net realized losses on investments	(8,020)
Net unrealized gains on investments	178,295

Total net assets	$16,947,909

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$16,947,909
Shares outstanding	1,665,528
Net asset value per share	$10.18

Total investments, at cost	$22,871,826

1.	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

10 Wells Fargo Managed Account CoreBuilder Shares — Series G	Statement of Operations—For the Year Ended December 31, 2010

Investment income
Interest	$277,335
Income from affiliated securities	11,664

Total investment income	288,999

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	596,017
Futures transactions	36,793

Net realized gains on investments	632,810

Net change in unrealized gains (losses) on:
Unaffiliated securities	140,693
Futures transactions	36,947

Net change in unrealized gains (losses) on investments	177,640

Net realized and unrealized gains (losses) on investments	810,450

Net increase in net assets resulting from operations	$1,099,449

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares — Series G 11

		Year Ended	Year Ended
		December 31, 2010	December 31, 2009

Operations
Net investment income		$288,999		$405,707
Net realized gains on investments		632,810		812,213
Net change in unrealized gains (losses) on investments		177,640		(54,245)

Net increase in net assets resulting from operations		1,099,449		1,163,675

Distributions to shareholders from
Net investment income		(719,414)		(762,048)
Net realized gains		(336,410)		(412,766)

Total distributions to shareholders		(1,055,824)		(1,174,814)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold	80,749	823,880	856,514	8,745,397
Cost of shares redeemed	(93,405)	(962,963)	(182,980)	(1,886,757)

Net increase (decrease) in net assets resulting from capital share transactions		(139,083)		6,858,640

Net increase (decrease) in net assets		(95,458)		6,847,501

Net assets
Beginning of period		17,043,367		10,195,866

End of period		$16,947,909		$17,043,367

Undistributed net investment income		$11,437		$19,502

The accompanying notes are an integral part of these financial statements.

12 Wells Fargo Managed Account CoreBuilder Shares — Series G	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net
	Value Per	Investment	Gains (Losses)	Investment
	Share	Income	on Investments	Income

January 1, 2010 to December 31, 2010	$10.16	0.18	0.47	(0.43)
January 1, 2009 to December 31, 2009	$10.15	0.31	0.46	(0.51)
April 15, 20082 to December 31, 2008	$10.00	0.25	0.28	(0.36)

1.	Returns for periods of less than one year are not annualized.

2.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Managed Account CoreBuilder Shares — Series G 13

	Ending
Distributions	Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
from Net	Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Realized Gains	Share	Income	Expenses	Expenses	Return[1]	Rate	(000’s) omitted

(0.20)	$10.18	1.74%	0.00%	0.00%	6.53%	776%	$16,948
(0.25)	$10.16	2.59%	0.00%	0.00%	7.62%	736%	$17,043
(0.02)	$10.15	3.48%	0.00%	0.00%	5.41%	495%	$10,196

14 Wells Fargo Managed Account CoreBuilder Shares — Series G	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares — Series G (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose government securities fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares — Series G 15
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At December 31, 2010, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Undistributed	Accumulated Net
Net Investment	Realized Losses
Income	on Investments
$422,350	$(422,350)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

16 Wells Fargo Managed Account CoreBuilder Shares — Series G	Notes to Financial Statements
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
As of December 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total

Agency securities	$0	$17,251,937	$0	$17,251,937
Asset-backed securities	0	334,769	0	334,769
Collateralized mortgage obligations	0	1,481,021	0	1,481,021
Short-term investments
U.S. Treasury obligations	0	49,985	0	49,985
Investment companies	3,916,254	0	0	3,916,254
	$3,916,254	$19,117,712	$0	$23,033,966
Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.
As of December 31, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

		Significant Other	Significant
	Quoted Prices	Observable	Unobservable
Other financial instruments	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total

Futures contracts	$16,155	$0	$0	$16,155
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares — Series G 17
Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Fund and is paid a fee by Funds Management from the fees it receives from sponsors of wrap-fee programs.
Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended December 31, 2010, were as follows:

Purchases at Cost		Sales Proceeds
U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$144,847,512	$497,520	$143,268,132	$10,149
6. DERIVATIVE TRANSACTIONS
During the year ended December 31, 2010, the Fund entered into futures contracts for speculative purposes.
At December 31, 2010, the Fund had short futures contracts outstanding as follows:

			Initial
Expiration			Contract	Value at	Net Unrealized
Date	Contracts	Type	Amount	December 31, 2010	Gains (Losses)

March 2011	8 Short	2-Year U.S. Treasury Notes	$1,750,797	$1,751,250	$(453)
March 2011	3 Short	10-Year U.S. Treasury Notes	371,573	361,313	10,260
March 2011	6 Short	5-Year U.S. Treasury Notes	712,661	706,313	6,348
The Fund had an average contract amount of $1,076,190 and $1,717,941 in long and short futures contracts, respectively, during the year ended December 31, 2010.
On December 31, 2010, the cumulative unrealized gains on futures contracts in the amount of $16,155 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities for the Fund. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.
7. CONCENTRATION OF OWNERSHIP
From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in the Fund shares could have a material impact on the Fund.
At December 31, 2010, the following shareholders held 99.70% of the outstanding shares of the Fund.

Shareholder	% of ownership

Wells Capital Management Incorporated	60.04%
Citigroup Global Markets Incorporated	39.66%
8. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid as ordinary income during the years ended December 31, 2010, and December 31, 2009, were $1,055,824 and $1,174,814, respectively.

18 Wells Fargo Managed Account CoreBuilder Shares — Series G	Notes to Financial Statements
As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed	Unrealized
Ordinary Income	Gains

$65,642	$162,140
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Report of Independent Registered Public Accounting Firm	Wells Fargo Managed Account CoreBuilder Shares — Series G 19
BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares — Series G (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2010, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares — Series G as of December 31, 2010, the results of its operations for the year then ended, changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2011

20 Wells Fargo Managed Account CoreBuilder Shares — Series G	Other Information (Unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 871(k)(1)(c) of the Internal Revenue Code, the Fund designates $750,590 of the income dividends paid during the year ended December 31, 2010 as interest-related dividends.
Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund designates $336,410 as short-term capital gain dividends for the year ended December 31, 2010.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares — Series G 21
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund, are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling
1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon	Trustee, since 1998;	Co-Founder, Chairman, President and CEO of Crystal Geyser.	Asset Allocation Trust
(Born 1942)	Chairman, since 2005 (Lead Trustee since 2001)	Water Company. Trustee Emeritus, Colby College

Isaiah Harris, Jr.	Trustee, since 2009	Retired. Prior thereto, President and CEO of	CIGNA Corporation;
(Born 1952)		BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and	Asset Allocation Trust
(Born 1949)		Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.

Leroy Keith, Jr.	Trustee, since 2010	Chairman, Bloc Global Services (development	Trustee, Virtus
(Born 1939)		and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate	Asset Allocation Trust
(Born 1951)		School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.

22 Wells Fargo Managed Account CoreBuilder Shares — Series G	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell	Trustee, since 2006	International Foundation of Employee Benefit	Asset Allocation Trust
(Born 1953)		Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.

Timothy J. Penny	Trustee, since 1996	President and CEO of Southern Minnesota	Asset Allocation Trust
(Born 1951)		Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Michael S. Scofield	Trustee, since 2010	Currently serves on the Investment Company Institute’s	Asset Allocation Trust
(Born 1943)		Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Donald C. Willeke	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	Asset Allocation Trust
(Born 1940)		General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of
(Born 1959)		Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman	Secretary, since 2000;	Senior Vice President and Secretary of Wells Fargo Funds Management,
(Born 1960)	Chief Legal Counsel, since 2003	LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009.
(Born 1970)		Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi	Assistant Treasurer,	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice
(Born 1975)	since 2009	President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma	Assistant Treasurer,	Senior Vice President of Wells Fargo Funds Management, LLC since 2009.
(Born 1974)	since 2009	Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares — Series G 23

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early	Chief Compliance Officer,	Chief Compliance Officer of Wells Fargo Funds Management, LLC
(Born 1964)	since 2007	since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

24	Wells Fargo Managed Account CoreBuilder Shares — Series G List of Abbreviations
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED   ▪   NO BANK GUARANTEE   ▪   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	200922 02-11
ACBG/AR129 12-10

WELLS FARGO MANAGED ACCOUNT COREBUILDER SHARESSM
▪	Series M

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Contents
Performance Highlights	2

Fund Expenses	7

Portfolio of Investments	8

Financial Statements
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	22

Other Information	23

List of Abbreviations	27
The views expressed are as of December 31, 2010, and are those of the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Managed Account CoreBuilder Shares — Series M .
NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

2 Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance Highlights (Unaudited)
Wells Fargo Managed Account CoreBuilder Shares — Series M
INVESTMENT OBJECTIVE
The Fund seeks total return, consisting of current income and capital appreciation.
INVESTMENT ADVISER
Wells Fargo Funds Management, LLC
SUB-ADVISER
Wells Capital Management Incorporated
PORTFOLIO MANAGERS
Lyle J. Fitterer, CFA, CPA
Robert J. Miller
FUND INCEPTION
April 15, 2008
PERFORMANCE SUMMARY
12 MONTH TOTAL RETURN AS OF DECEMBER 31, 2010

Series M	6.53%
Barclays Capital Municipal Bond Index[1]	2.38%
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 1-800-368-0627.

1.	Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Managed Account CoreBuilder Shares — Series M Fund for the life of the Fund with the Barclays Capital Municipal Bond Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M 3
Wells Fargo Managed Account CoreBuilder Shares — Series M (continued)
MANAGER’S DISCUSSION
Fund highlights
▪	The Fund outperformed its benchmark during the twelve-month period, benefiting from positive contributions to relative performance from all of the broad attribution categories, including duration positioning, yield-curve positioning, credit quality allocation, sector allocation, and individual security selection.

▪	Security selection within the revenue bond sector added significantly to performance during the period, specifically from credits in health care, industrial development revenue (IDR) bonds, and pollution control revenue bonds. The Fund’s essential service bonds performed well.

▪	The Fund’s overweight of the BBB-rated and A-rated credit tiers added relative value as these tiers outperformed the AA-rated and AAA-rated[3] credit tiers.
Municipal bonds performed positively despite a late-period decline.
For much of the period, U.S. Treasuries generally rallied, as did the bulk of the broad fixed-income markets, including the municipal bond market. The lower-rated, investment-grade credit tiers in the municipal bond market outperformed the highest-rated investment-grade credit tiers for the first 10 months of the period, as higher yields in the BBB-rated and A-rated credit tiers increasingly attracted investors seeking higher levels of income. In our view, supply-and-demand characteristics drove a significant portion of the market during the period; however, fundamental credit profiles continued to also be a distinguishing characteristic. We observed some improvements in fundamental credit quality of individual securities despite a rash of negative headlines during the period that would unduly suggest otherwise.
However, late in the period these trends of lower-quality municipal bond credit tiers outperforming the higher-quality tiers changed as yields on investment-grade municipal bonds began to move higher. The first intimations of higher municipal bond yields started in

3.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to CC (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund.

4 Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance Highlights (Unaudited)
Wells Fargo Managed Account CoreBuilder Shares — Series M (continued)
September and October as yields first moved modestly higher and then sharply higher in November and December. U.S. Treasuries also sharply reversed course as Treasury yields shifted significantly higher in November and December. Consequently, the municipal bond market broadly declined in value in the fourth quarter of 2010, with the lower-rated credit tiers underperforming the AA-rated and AAA-rated credit tiers. Despite the decline in value over the final months, municipal bonds broadly generated positive value over the 12 months as the late-period losses were insufficient to unwind several consecutive months of strong positive performance across the municipal bond market.
Positive relative value for the Fund came from each of the performance attribution categories.
We maintained a duration positioning shorter than that of the benchmark during much of the period. With the exception of six-year through eight-year maturities, yields were higher at the end of the year than they were at the beginning of the year. Overall, municipal returns were positive as coupon income offset declines in value late in the period, predominantly from the fourth quarter. The Fund’s duration positioning was a positive contributor to relative performance in this market environment.
Our yield-curve positioning was fairly consistent through much of the period. We maintained a neutral weighting at the short end of the curve; an overweight at the intermediate part of the curve, specifically in the six-year to eight-year range; and an underweight of maturities 10 years and longer. Overall, the Fund’s yield-curve positioning was a positive contributor to performance.
Lower-rated bonds outperformed higher-rated bonds, with BBB-rated bonds performing best within investment-grade tiers. The Fund was overweight in the lower-rated credit quality tiers during the period, specifically with an overweight to BBB-rated and A-rated bonds and an underweight to AA-rated and AAA-rated bonds. This overweight of the lower-rated credit tiers added to relative performance.
The Fund’s sector and individual security selections were major drivers of positive performance during the period. We maintained an overweight to essential service revenue bonds and continued to underweight state and local government obligation (GO) bonds throughout the period. Although the GO sector modestly outperformed the revenue bond sector, our subsector allocations within the revenue bond sector added to relative value. Individual

4.	Effective maturity distribution is subject to change and is calculated based on the total investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M 5
Wells Fargo Managed Account CoreBuilder Shares — Series M (continued)
security selections within the revenue bond sector were significant positive contributors to relative performance. We outperformed the benchmark in every revenue bond subsector during the period, benefiting from strategic overweights and underweights in various subsectors and rigorous credit selection in the individual securities comprising those sectors.
Thorough credit assessment continues to be paramount in measuring relative values.
Credit risks in the municipal bond markets continue to be an important factor to monitor in upcoming quarters. While there may be some municipalities that are more challenged than others, it is important to remember that most have made, and continue to make, the appropriate adjustments and that debt servicing is only a small portion of the average municipal budget, typically in the range of 5% to 8% of total expenditures. Thorough credit assessment will be an important tool for discerning select relative-value opportunities in the municipal bond markets and distressed valuations often present opportunities to add compelling yields in fundamentally attractive credits.

6 Wells Fargo Managed Account CoreBuilder Shares – Series M	Performance Highlights (Unaudited)
Wells Fargo Managed Account CoreBuilder Shares — Series M (continued)
AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2010)

	Inception Date	6 Months*	1 Year	Life of Fund

Series M	4/15/2008	1.56	6.53	8.90
Barclays Capital Municipal Bond Index[1]		(0.90)	2.38	4.10

*	Returns for periods of less than one year are not annualized.
Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available by calling 800-368-0627.
Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.
CoreBuilder Shares are a series of investment options within the separately managed accounts advised or subadvised by Wells Fargo Funds Management, LLC. The shares are fee-waived mutual funds that enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.

Fund Expenses (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M 7
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from July 1, 2010 to December 31, 2010.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Net Annual
	07-01-2010	12-31-2010	the Period[1]	Expense Ratio

Actual	$1,000.00	$1,015.59	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.48	$0.00	0.00%

1.	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period.)

8 Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—December 31, 2010

Principal	Security Name	Interest Rate	Maturity Date	Value
Municipal Bonds and Notes: 95.28%

Arizona: 2.42%
$100,000	Arizona School Facilities Board Revenue State School Trust (Miscellaneous Revenue, AMBAC Insured)	5.00%	07/01/2016	$108,592
85,000	Verrado AZ Community Facilities District # 1 (Tax Revenue)	4.85	07/15/2014	84,362

				192,954

California: 15.66%
400,000	Alameda CA Corridor Transportation Authority Sub Lien Series A (Transportation Revenue, AMBAC Insured)^	6.15	10/01/2018	250,140
100,000	California PCFA Series B Republic Services Incorporated Project Series B (Resource Recovery Revenue)±	5.25	06/01/2023	101,326
100,000	California State Various Purposes (GO — State)	5.75	04/01/2031	100,839
100,000	California State Various Purposes (Tax Revenue)	6.00	11/01/2039	102,189
80,000	Corona-Norco CA Unified School Convertible Capital Appreciation Election 2006 Series C (Tax Revenue, AGM Insured)^	1.45	08/01/2039	52,713
200,000	Escondido CA Union High School District Capital Appreciation Election 2008 Series A (Tax Revenue, Assured Guaranty)^	6.63	08/01/2029	59,622
200,000	Gilroy CA Unified School District Capital Appreciation Election 2008 Series A (Tax Revenue, Assured Guaranty)^	6.77	08/01/2032	47,626
100,000	Hawthorne CA School District Capital Appreciation Election of 1997 Series C (Tax Revenue, NATL-RE Insured)^	7.10	11/01/2025	35,628
45,000	Northern CA Gas Authority # 1 Index Series B (Utilities Revenue)±	0.79	07/01/2017	38,796
100,000	Oakland CA Unified School District Alameda County Election 2006 Series A (Tax Revenue)	6.50	08/01/2024	107,435
570,000	Palomar CA Community College Capital Appreciation Election 2006 Series B (Tax Revenue)^	7.01	08/01/2032	129,379
250,000	Palomar CA Pomerado Health Capital Appreciation Election 2004 Series A (Tax Revenue)^	7.43	08/01/2034	44,950
50,000	Richmond CA Joint Powers Financing Authority Civic Center Project (Miscellaneous Revenue, Assured Guaranty)	5.88	08/01/2037	50,856
250,000	San Diego County CA COP (Tax Revenue, AMBAC Insured)^	6.57	07/01/2030	71,008
100,000	University of California Regents Medical Center Series C-2 (Hospital Revenue)±	0.99	05/15/2047	53,250

				1,245,757

Colorado: 4.62%
200,000	Colorado ECFA Charter School-American Academy Project (Miscellaneous Revenue, Moral Obligation Insured)	7.13	12/01/2033	220,116
150,000	Colorado Educational and Cultural Facilities Charter School Series A (Miscellaneous Revenue)	6.25	11/01/2040	147,396

				367,512

Florida: 2.37%
175,000	City of Sunrise FL Public Facilities Capital Appreciation Series B (Tax Revenue, NATL-RE insured)^	3.85	10/01/2016	140,361
50,000	Seminole Tribe Settlement (Miscellaneous Revenue)††	5.13	10/01/2017	48,420

				188,781

Georgia: 4.13%
50,000	Atlanta GA Development Authority Tuff Yamacraw LLC Project Series A (IDR, AMBAC Insured)	5.00	01/01/2027	43,145
75,000	Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Georgia Gas Project Series A (Utilities Revenue)	5.00	03/15/2022	74,829
200,000	Municipal Gas Authority of Georgia Main Street Natural Gas Incorporated Georgia Gas Project Series B (Utilities Revenue)	5.00	03/15/2015	210,428

				328,402

Portfolio of Investments—December 31, 2010	Wells Fargo Managed Account CoreBuilder Shares – Series M 9

Principal	Security Name	Interest Rate	Maturity Date	Value
Guam: 2.15%
$75,000	Guam Government Waterworks Authority (Water & Sewer Revenue)	5.00%	07/01/2019	$72,842
100,000	Guam Power Authority Series A (Utilities Revenue, AMBAC Insured)	5.00	10/01/2018	97,919

				170,761

Idaho: 4.19%
100,000	Boise-Kuna ID Irrigation District Arrowrock Hydroelectric Project (Utilities Revenue)	7.38	06/01/2040	108,875
250,000	Idaho Housing & Finance Association Liberty Charter School Series A (Miscellaneous Revenue)	6.00	06/01/2038	224,420

				333,295

Illinois: 6.24%
90,000	Illinois Finance Authority Medical District Commission Project A (Hospital Revenue, CIFG Insured)	4.13	09/01/2018	88,861
100,000	Illinois State (Tax Revenue, AMBAC insured)	5.00	11/01/2025	92,575
150,000	Lake County IL Community High School District # 117 Antioch Capital Appreciation Series B (Tax Revenue, NATL-RE FGIC Insured)^	4.83	12/01/2016	113,007
75,000	Lake County IL School District # 38 Big Hollow Capital Appreciation (Tax Revenue, AMBAC Insured)^	6.14	02/01/2019	46,011
100,000	Metropolitan Pier and Exposition Authority Illinois State Tax Capital Appreciation Refunding McCormick Project (Tax Revenue, NATL-RE FGIC Insured)^	6.41	06/15/2029	31,266
75,000	Metropolitan Pier and Exposition Authority Illinois State Tax Capital Appreciation Refunding McCormick Project B (Tax Revenue, AGM Insured)^	6.22	06/15/2027	27,373
100,000	Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	5.50	06/01/2023	97,279

				496,372

Indiana: 5.35%
150,000	Indiana State Ascension Health Services Series B-3 (Hospital Revenue)±§	2.47	11/15/2031	150,000
150,000	Indianapolis IN Airport Authority Federal Express Corporation Project (Airport Revenue)	5.10	01/15/2017	155,673
110,000	Jasper County IN PCR Northern Series B (IDR, NATL-RE FGIC Insured)	5.60	11/01/2016	120,453

				426,126

Kansas: 1.62%
75,000	Wyandotte County KS United Government Referendum Sales Tax Second Lien Area B (Tax Revenue)	5.00	12/01/2020	75,353
100,000	Wyandotte County/Kansas City KS Capital Appreciation Sales Tax Subordinate Lien (Tax Revenue)^	6.15	06/01/2021	53,202

				128,555

Kentucky: 1.53%
150,000	Kentucky EDFA Norton Healthcare Incorporated Series B (Hospital Revenue, NATL-RE Insured)^	6.18	10/01/2023	69,078
50,000	Kentucky EDFA Unrefunded Balance Norton C (Hospital Revenue, NATL-RE Insured)±	5.95	10/01/2017	52,733

				121,811

Louisiana: 0.63%
50,000	New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Series A (Airport Revenue)	6.50	01/01/2040	50,278

Massachusetts: 1.36%
100,000	Massachusetts Development Finance Agency Sabis International Charter Series A (Miscellaneous Revenue)	8.00	04/15/2039	108,376

10 Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments—December 31, 2010

Principal	Security Name	Interest Rate	Maturity Date	Value
Michigan: 8.68%
$200,000	Comstock MI Public Schools Capital Appreciation (Tax Revenue, AMBAC Insured)^	2.58%	05/01/2014	$183,486
100,000	Michigan Finance Authority Limited Obligation Public Academy — Old Redford Series A (Miscellaneous Revenue)	5.25	12/01/2020	93,739
100,000	Michigan Municipal Bond Authority Local Government Loan Program Series A (Miscellaneous Revenue, AMBAC Insured)	5.00	05/01/2013	103,097
50,000	Michigan Municipal Bond Authority Local Government Loan Program Series G (Miscellaneous Revenue, AMBAC Insured)^	4.33	05/01/2016	39,761
175,000	Michigan State Housing Development Authority AMT Series C (Housing Revenue, GO of Authority)	5.00	12/01/2020	170,588
100,000	Wayne Charter County MI Airport AMT Class A (Airport Revenue, NATL-RE Insured)	5.38	12/01/2015	100,166

				690,837

Missouri: 2.57%
190,000	St. Louis MO Lambert-St. Louis International Airport Series B (Airport Revenue, NATL-RE FGIC Insured)	6.00	07/01/2013	204,510

Nevada: 1.16%
85,000	Clark County NV School District Series B (Tax Revenue, AGM Insured)	5.00	06/15/2017	92,486

New Jersey: 1.27%
100,000	New Jersey State Higher Education Assistance Authority Series A (Education Revenue)	5.63	06/01/2030	100,734

New York: 1.28%
50,000	Seneca County NY IDAG Seneca Meadows Incorporated Project (IDR)±††	6.63	10/01/2035	49,819
50,000	Yonkers NY IDAG Sarah Lawrence College Project Series A (Education Revenue)	5.75	06/01/2024	52,304

				102,123

Oklahoma: 1.29%
100,000	Oklahoma Housing Finance Agency Single Homeownership Loan Program Series A (Housing Revenue, GNMA, FNMA, FHLMC Insured)	4.50	09/01/2024	102,666

Pennsylvania: 8.16%
450,000	Allegheny County PA Hospital Development Authority University of Pittsburg Medical Center Series A-1 (Hospital Revenue)±	1.01	02/01/2037	305,105
100,000	Delaware County PA IDA Resource Recovery Facility Series A (Resource Recovery Revenue)	6.20	07/01/2019	99,330
150,000	Delaware Valley PA Regional Financial Authority Local Government Series A (Miscellaneous Revenue, AMBAC Insured)	5.50	08/01/2028	144,432
100,000	Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Insured)±	5.25	12/01/2033	100,720

				649,587

Puerto Rico: 0.67%
50,000	Puerto Rico Sales Tax Financing Corporation First Sub-Series A (Tax Revenue)	6.38	08/01/2039	53,134

South Carolina: 4.52%
100,000	Allendale County SC School District Energy Savings Special Obligation (Miscellaneous Revenue, State Aid Withholding)	8.50	12/01/2018	104,152
240,000	Town of Newberry SC Newberry County School District Project (Miscellaneous Revenue)	5.25	12/01/2017	255,910

				360,062

Portfolio of Investments—December 31, 2010	Wells Fargo Managed Account CoreBuilder Shares – Series M 11

Principal	Security Name	Interest Rate	Maturity Date	Value
Tennessee: 5.35%
$100,000	Elizabethton TN Health & Educational Facilities Board Prefunded Series B (Hospital Revenue, NATL-RE IBC Insured)	7.75%	07/01/2029	$109,864
100,000	Metropolitan Nashville TN Airport Authority Refunding Aero Nashville LLC Project (Airport Revenue)	5.20	07/01/2026	94,506
100,000	Tennessee Energy Acquisition Corporation Gas Series A (Utilities Revenue)	5.25	09/01/2018	100,790
20,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.00	09/01/2013	21,173
100,000	Tennessee Energy Acquisition Corporation Series A (Utilities Revenue)	5.25	09/01/2019	99,738

				426,071

Texas: 6.18%
100,000	Houston TX Airport Systems AMT Sub Series C (Airport Revenue, XLCA Insured)±§(a)(m)(n)	0.52	07/01/2032	89,572
250,000	La Vernia TX Higher Education Finance Corporation Series A (Miscellaneous Revenue)	6.25	02/15/2017	263,998
35,000	Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue)±	5.75	05/01/2030	32,616
50,000	Texas Private Activity Surface (Transportation Revenue)	7.50	06/30/2032	52,671
50,000	Texas Private Activity Surface (Transportation Revenue)	7.50	06/30/2033	52,599

				491,456

Utah: 1.25%
115,000	Spanish Fork City UT American Leadership Academy (Miscellaneous Revenue)††	5.55	11/15/2021	99,512

Virgin Islands: 0.63%
50,000	Virgin Islands PFA Sub Matching Loan Notes Series A (Miscellaneous Revenue)	6.00	10/01/2039	50,028

Total Municipal Bonds and Notes (Cost $7,539,966)				7,582,186

Shares		Yield
Short-Term Investments: 4.13%

Investment Companies: 4.13%
328,633	Wells Fargo Advantage National Tax-Free Money Market Fund(u)(l)	0.18		328,633

Total Short-Term Investments (Cost $328,633)		328,633

Total Investments in Securities (Cost $7,868,599)*	99.41%	7,910,819
Other Assets and Liabilities, Net	0.59	46,581

Total Net Assets	100.00%	$7,957,400

12 Wells Fargo Managed Account CoreBuilder Shares – Series M	Portfolio of Investments–December 31, 2010

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

§	These securities are subject to demand features which reduces the effective maturity.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(m)	An auction-rate security whose interest rate resets at predetermined short-term intervals through a Dutch auction; rate shown represents the rate in effect at period end.

(n)	Auction to set interest rate on security failed at period end due to insufficient investor interest; failed auction does not itself cause a default.

(u)	Rate shown is the 7-day annualzed yield at period end.

(l)	Investment in affiliate.

*	Cost for federal income tax purposes is $7,868,299 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$218,698
Gross unrealized depreciation	(176,178)

Net unrealized appreciation	$42,520
The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—December 31, 2010	Wells Fargo Managed Account CoreBuilder Shares — Series M 13

Assets
Investments
In unaffiliated securities, at value	$7,582,186
In affiliated securities, at value	328,633

Total investments, at value (see cost below)	7,910,819
Receivable for interest	74,709
Other assets	6,639

Total assets	7,992,167

Liabilities
Dividends payable	34,767

Total liabilities	34,767

Total net assets	$7,957,400

NET ASSETS CONSIST OF
Paid-in capital	$7,895,618
Overdistributed net investment income	(338)
Accumulated net realized gains on investments	19,900
Net unrealized gains on investments	42,220

Total net assets	$7,957,400

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets	$7,957,400
Shares outstanding	774,120
Net asset value per share	$10.28

Total investments, at cost	$7,868,599

1.	The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.

14 Wells Fargo Managed Account CoreBuilder Shares – Series M	Statement of Operations—For the Year Ended December 31, 2010

Investment income
Interest	$296,440
Income from affiliated securities	348

Total investment income	296,788

Net investment income	296,788

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	72,048
Futures transactions	14,856

Net realized gains on investments	86,904
Net change in unrealized gains (losses) on investments	(76,653)

Net realized and unrealized gains (losses) on investments	10,251

Net increase in net assets resulting from operations	$307,039

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Managed Account CoreBuilder Shares – Series M 15

	Year Ended		Year Ended
	December 31, 2010		December 31, 2009

Operations
Net investment income		$296,788		$283,522
Net realized gains on investments		86,904		277,492
Net change in unrealized gains (losses) on investments		(76,653)		591,562

Net increase in net assets resulting from operations		307,039		1,152,576

Distributions to shareholders from
Net investment income		(296,788)		(283,441)
Net realized gains		(84,154)		(257,833)

Total distributions to shareholders		(380,942)		(541,274)

	Shares		Shares
Capital shares transactions
Proceeds from shares sold	261,490	2,773,962	600	6,168

Total increase in net assets		2,700,059		617,470

Net assets
Beginning of period		5,257,341		4,639,871

End of period		$7,957,400		$5,257,341

Overdistributed net investment income		$(338)		$(338)

The accompanying notes are an integral part of these financial statements.

16 Wells Fargo Managed Account CoreBuilder Shares – Series M	Financial Highlights

	Beginning		Net Realized	Distributions
	Net Asset	Net	and Unrealized	from Net	Distributions
	Value Per	Investment	Gains (Losses)	Investment	from Net
	Share	Income	on Investments	Income	Realized Gains

January 1, 2010 to December 31, 2010	$10.26	0.52	0.14	(0.52)	(0.12)
January 1, 2009 to December 31, 2009	$9.06	0.55	1.70	(0.55)	(0.50)
April 15, 20082 to December 31, 2008	$10.00	0.37	(0.92)	(0.37)	(0.02)

1.	Returns for periods of less than one year are not annualized.

2.	Commencement of operations.
The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Managed Account CoreBuilder Shares – Series M 17

Ending
Net Asset	Ratio to Average Net Assets (Annualized)				Portfolio	Net Assets at
Value Per	Net Investment	Gross	Net	Total	Turnover	End of Period
Share	Income	Expenses	Expenses	Return[1]	Rate	(000’s omitted)

$10.28	4.93%	0.00%	0.00%	6.53%	41%	$7,957
$10.26	5.50%	0.00%	0.00%	25.50%	157%	$5,257
$ 9.06	5.29%	0.00%	0.00%	(5.74)%	150%	$4,640

18 Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements
1. ORGANIZATION
Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Managed Account CoreBuilder Shares — Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose municipal bond fund that is used in combination with selected individual securities to effectively model institutional-level investment strategies. As an investment option within the separately managed accounts advised or sub-advised by Wells Fargo Funds Management, LLC, the Fund enables certain separately managed account investors to achieve greater diversification than small managed accounts might otherwise achieve.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.
Securities valuation
Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.
Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.
Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.
The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.
When-issued transactions
The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares – Series M 19
rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.
Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
▪	Level 1 — quoted prices in active markets for identical securities

▪	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

▪	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20 Wells Fargo Managed Account CoreBuilder Shares – Series M	Notes to Financial Statements
As of December 31, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

			Significant
		Significant Other	Unobservable
	Quoted Prices	Observable Inputs	Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Municipal bonds and notes	$0	$7,492,614	$89,572	$7,582,186

Short-term investments
Investment companies	328,633	0	0	328,633

	$328,633	$7,492,614	$89,572	$7,910,819
Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.
The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds
and notes
Balance as of December 31, 2009	$187,200
Accrued discounts (premiums)	1,268
Realized gains (losses)	17,625
Change in unrealized gains (losses)	479
Purchases	0
Sales	(117,000)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of December 31, 2010	$89,572

Change in unrealized gains or losses included in earnings relating to securities still held at December 31, 2010	$140
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
The Trust has entered into an investment advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The investment adviser is responsible for implementing investment policies and guidelines and for supervising the investment sub-adviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Funds Management does not receive a fee from the Fund but is entitled to receive fees from the sponsors of the wrap-fee programs.
Wells Capital Management Incorporated, an affiliate of Funds Management, is the investment sub-adviser to the Fund and is paid a fee by Funds Management from the fees it receives from sponsors of wrap-fee programs.
Generally, no ordinary operating fees or expenses are charged to the Fund. Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended December 31, 2010 were $4,690,883 and $2,321,567, respectively.
6. DERIVATIVE TRANSACTIONS
During the year ended December 31, 2010, the Fund entered into futures contracts for speculative purposes.
As of December 31, 2010, the Fund did not have any open futures contracts but had an average contract amount of $88,910 in long futures contracts during the year ended December 31, 2010.

Notes to Financial Statements	Wells Fargo Managed Account CoreBuilder Shares – Series M 21
The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments are reflected in the appropriate financial statements.
7. DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended December 31, 2010 and December 31, 2009 were as follows:

	Year ended December 31,
	2010	2009
Ordinary Income	$74,871	$271,639

Exempt-Interest Income	279,243	269,635

Long-term Capital Gain	26,828	0
As of December 31, 2010, the components of distributable earning on a tax basis were as follows:

Undistributed	Undistributed
Ordinary	Tax Exempt	Undistributed	Unrealized
Income	Income	Capital Gains	Gains (Losses)
$4,424	$34,429	$15,280	$42,520
8. CONCENTRATION OF OWNERSHIP
From time to time, the Fund may have a concentration of one or more of its shareholders that hold a significant percentage of the Fund’s shares outstanding. Investment and/or voting activities of these shareholders with respect to their holdings in Fund shares could have a material impact on the Fund.
At December 31, 2010, there was one shareholder, an affiliate of Wells Fargo & Company, which held 64.59% of the outstanding shares of the Fund.
9. INDEMNIFICATION
Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

22 Wells Fargo Managed Account CoreBuilder Shares – Series M	Report of Independent Registered Public Accounting Firm
BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Managed Account CoreBuilder Shares — Series M (the “Fund”), one of the funds constituting the Wells Fargo Funds Trust, as of December 31, 2010, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Managed Account CoreBuilder Shares — Series M as of December 31, 2010, the results of its operations for the year then ended, changes in its net assets for each of the years in the two year period then ended, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
February 25, 2011

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M 23
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.
TAX INFORMATION
Pursuant to Section 871(k)(1)(c) of the Internal Revenue Code, the Fund designates $17,545 of the income dividends paid during the year ended December 31, 2010, as interest-related dividends.
Pursuant to Section 871(k)(2)(c) of the Internal Revenue Code, the Fund designates $57,326 as short-term capital gain dividends for the year ended December 31, 2010.
For federal income tax purposes, the Fund designates 94% of its distributions paid from net investment income during the year as tax exempt-interest dividends under Section 852(b)(5) of the Code.

24 Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)
PORTFOLIO HOLDINGS INFORMATION
The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.
BOARD OF TRUSTEES
The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust

David F. Larcker (Born 1951)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Managed Account CoreBuilder Shares – Series M 25

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years	Other Directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the Independent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from Retired 1984 to 2010. Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust

Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust
Officers

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.

Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

26 Wells Fargo Managed Account CoreBuilder Shares – Series M	Other Information (Unaudited)

Name and	Position Held and
Year of Birth	Length of Service	Principal Occupations During Past Five Years
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

List of Abbreviations	Wells Fargo Managed Account CoreBuilder Shares – Series M 27
The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BART	— Bay Area Rapid Transit
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REITS	— Real Estate Investment Trusts
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TBA	— To Be Announced
TRAN	— Tax Revenue Anticipation Notes
TRY	— Turkish Lira
USD	— United States Dollar
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:
Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.
Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

Printed on Recycled paper

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	200923 02-11
ACBM/AR130 12-10

ITEM 2. CODE OF ETHICS
As of the end of the period, December 31, 2010, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
The Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
(a)
Audit Fees — Provided below are the aggregate fees billed for the fiscal years ended December 31, 2009 and December 31, 2010 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
For the fiscal years ended December 31, 2009 and December 31, 2010, the Audit Fees were $1,906,570 and $1,173,060, respectively.
(b)
Audit-Related Fees — There were no audit-related fees incurred for the fiscal years ended December 31, 2009 and December 31, 2010 for assurance and related services by the principal accountant for the Registrant.
(c)
Tax Fees — Provided below are the aggregate fees billed for the fiscal years ended December 31, 2009 and December 31, 2010 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.
For the fiscal years ended December 31, 2009 and December 31, 2010, the Tax Fees were $115,320 and $189,320, respectively. The incurred Tax Fees are comprised of excise tax review services.

For the fiscal years ended December 31, 2009 and December 31, 2010, the Tax Fees were $177,670 and $259,190, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.
(d)
All Other Fees — There were no other fees incurred for the fiscal years ended December 31, 2009 and December 31, 2010.
(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.
(e)(2)
Not Applicable.
(f)
Not Applicable.
(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended December 31, 2009 and December 31, 2010, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.
For the fiscal year ended December 31, 2009, the Registrant incurred non-audit fees in the amount of $70,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.

For the fiscal year ended December 31, 2009, the Registrant’s investment adviser incurred non-audit fees in the amount of $45,000. The non-audit fees relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEMS 6. SCHEDULE OF INVESTMENTS
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.
The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.
The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.
The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.
ITEM 11. CONTROLS AND PROCEDURES
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 25, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: February 25, 2011

By:

/s/ Kasey L. Phillips

Kasey L. Phillips
Treasurer

Date: February 25, 2011